Label	Element	Value
Hodges Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hodges Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hodges Small Cap Fund (the “Small Cap Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Fund’s performance.  During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of small capitalization (“small cap”) companies.  The Small Cap Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Index.  As of the last reconstitution date, May 11, 2018, the market capitalization of companies in the Russell 2000® Index ranged from $159.2 million to $5 billion.  The Advisor seeks to buy securities of companies that it believes are undervalued, under-followed and/or offer above-average growth prospects.  The remaining 20% of the Fund’s net assets may be invested in the stocks of micro, mid and/or large capitalization companies, U.S. government securities and other investment companies, including exchange-traded funds (“ETFs”).  Although most of the Fund’s securities will be domestic, the Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, which may include both direct investments and investments in U.S. dollar denominated foreign securities, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) consistent with the Fund’s investment objective.  From time to time, the Fund may engage in short sale transactions with respect to 25% of its net assets.  The Fund uses a “bottom-up” approach in investing.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  The Fund may also sell options purchased and write “covered” put and call options.  The Small Cap Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Advisor considers selling a security in the Small Cap Fund’s portfolio if the Advisor believes that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the Small Cap Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security.  The Fund’s portfolio turnover could exceed 100% in a given year.  A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Note:  Because there are practical limits to the amount of small cap assets that can be effectively managed, the Small Cap Fund will close to new investors when it reaches an asset size as determined by the Advisor to be too large to sustain additional assets.  Shareholders will be provided 30 days’ written notice upon such conditions.  If the Small Cap Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the Small Cap Fund.  The following principal risks can affect the value of your investment:

·
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk:  The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions.

•	Management Risk: The Advisor may fail to implement the Small Cap Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Engaging in short sales of securities that the Fund does not own subjects it to the risks associated with those securities. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Small Cap Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Small Cap Fund shareholders.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Depositary Receipts Risk:  Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

•
Currency Risk:  Investment in non-U.S. denominated securities involves increased risks due to fluctuations in exchange rates between the Fund’s base currency and the local currency of the investment. Due to currency fluctuations, there is more risk than an indirect investment in an equivalent security.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Investment Style Risk:  Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Small Cap Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Futures and Options Risks:  Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Small Cap Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies.  Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies.  They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the Small Cap Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

•
Investments in Other Investment Companies:  To the extent the Small Cap Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Small Cap Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Small Cap Fund.  The bar chart below illustrates how Retail Class shares of the Small Cap Fund’s total returns have varied from year to year for the past 10 calendar years.  The table below illustrates how the Small Cap Fund’s average annual total returns for 1-year, 5-year and 10-year periods compare with that of a broad-based securities index.  The Small Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Small Cap Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Small Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Hodges Small Cap Fund Calendar Year Total Returns as of December 31 Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Small Cap Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2018 was 6.14%.

Highest Quarterly Return:	3Q, 2009	29.98%

Lowest Quarterly Return:	4Q, 2008	-29.73%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.73%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Small Cap Fund commenced operations on December 18, 2007.  Institutional Class shares commenced operations on December 12, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Small Cap Fund’s Retail Class shares.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2017
Hodges Small Cap Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.71%
Hodges Small Cap Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,568
Annual Return 2008	rr_AnnualReturn2008	(40.62%)
Annual Return 2009	rr_AnnualReturn2009	49.22%
Annual Return 2010	rr_AnnualReturn2010	35.56%
Annual Return 2011	rr_AnnualReturn2011	4.40%
Annual Return 2012	rr_AnnualReturn2012	20.67%
Annual Return 2013	rr_AnnualReturn2013	45.56%
Annual Return 2014	rr_AnnualReturn2014	6.05%
Annual Return 2015	rr_AnnualReturn2015	(8.75%)
Annual Return 2016	rr_AnnualReturn2016	16.18%
Annual Return 2017	rr_AnnualReturn2017	9.19%
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.37%
Hodges Small Cap Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.65%
Hodges Small Cap Fund | Retail Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.44%
Hodges Small Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,283
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.73%